Unit Based Compensation	6 Months Ended
Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Unit Based Compensation
13.	Unit Based Compensation

During the six months ended June 30, 2014, a total of 9,482 common units, with an aggregate value of $0.3 million, were granted and issued to the non-management directors of the General Partner as part of their annual compensation for 2014.

The Partnership grants restricted unit awards as incentive-based compensation to certain employees of Teekay Corporation’s subsidiaries that provide services to the Partnership. During March 2014 and 2013, the Partnership granted 68,153 and 63,309 restricted units, respectively, with fair values of $2.1 million and $1.8 million, respectively, based on the Partnership’s closing unit price on the grant date. Each restricted unit is equal in value to one of the Partnership’s common units plus reinvested distributions from the grant date to the vesting date. The restricted units vest equally over three years from the grant date. Any portion of a restricted unit award that is not vested on the date of a recipient’s termination of service is cancelled, unless their termination arises as a result of the recipient’s retirement and, in this case, the restricted unit awarded will continue to vest in according with the vesting schedule. Upon vesting, the value of the restricted units is paid to each grantee in the form of common units or cash. During the six months ended June 30, 2014, a total of 63,327 restricted stock units with a fair value of $1.9 million, based on the Partnership’s closing unit price on the grant date, vested and the amount paid to the grantees was made by issuing 6,584 common units and by paying $0.3 million in cash. During the six months ended June 2013, a total of 6,742 restricted stock units with a fair value of $0.2 million, based on the Partnership’s closing unit price on the grant date, vested. During the three and six months ended June 30, 2014 and 2013, the Partnership recorded unit based compensation expense of $0.5 million and $1.9 million, and $0.2 million and $0.5 million, respectively, in general and administrative expenses in the Partnership’s consolidated statements of (loss) income. As of June 30, 2014 and 2013, liabilities relating to cash settled restricted unit awards of $1.1 million and $nil, respectively, were recorded in accrued liabilities on the Partnership’s consolidated balance sheets.